BORROWINGS - Non-recourse borrowings (Details) - Jun. 30, 2023 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
Q2 2023, Brazil, Wind, Financing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 93	R$ 450
Q2 2023, US, Distributed generation, Refinancing, 2026
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 650